LIQUIDITY RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 3,050	$ 1,934
Less than 1 year [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	3,050	2,107
1 year to 5 years [Member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	0	0
Carrying amount [member]
Statement [Line Items]
Trade accounts payable and accrued liabilities	$ 3,050	$ 2,107